Determination of fair values (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Measurement [Abstract]
Schedule of fair value of financial liabilities
As at December 31, 2022 and December 31, 2021, financial instruments measured at fair value in the consolidated statements of financial position were as follows:

	Notes	Fair value hierarchy	December 31, 2022	December 31, 2021
			$	$
Assets
Investments		Level 1	1,002	1,112
Investments		Level 3	2,148	1,148
Advances to a third party independent sales organization	7	Level 3	2,154	16,616

Liabilities
Contingent considerations	4, 11	Level 3	—	3,004
LPP put option liability	11	Level 3	—	531
The following table presents the changes in level 3 items for the years ended December 31, 2022 and 2021:

	Advances to a third party independent sales organization	Investments	LPP put option liability	Contingent considerations
	$	$	$	$
Balance at December 31, 2020	46,680	1,148	1,036	—
Business combinations	—	—	—	3,004
Merchant residuals received, net of interest on advances to a third parties	(6,468)	—	—	—
Settlement of advances to a third party	(23,687)	—	—	—
Fair value remeasurement	91	—	(505)	—
Balance at December 31, 2021	16,616	1,148	531	3,004
Acquisition	—	1,000	—	—
Settlement	—	—	—	(2,012)
Merchant residuals received, net of interest on advances to a third parties	(1,495)	—	—	—
Settlement of advances to a third party	(12,967)	—	—	—
Fair value remeasurement	—	—	(531)	(992)
Balance at December 31 2022	2,154	2,148	—	—

Schedule of fair value of financial assets
As at December 31, 2022 and December 31, 2021, financial instruments measured at fair value in the consolidated statements of financial position were as follows:

	Notes	Fair value hierarchy	December 31, 2022	December 31, 2021
			$	$
Assets
Investments		Level 1	1,002	1,112
Investments		Level 3	2,148	1,148
Advances to a third party independent sales organization	7	Level 3	2,154	16,616

Liabilities
Contingent considerations	4, 11	Level 3	—	3,004
LPP put option liability	11	Level 3	—	531
The following table presents the changes in level 3 items for the years ended December 31, 2022 and 2021:

	Advances to a third party independent sales organization	Investments	LPP put option liability	Contingent considerations
	$	$	$	$
Balance at December 31, 2020	46,680	1,148	1,036	—
Business combinations	—	—	—	3,004
Merchant residuals received, net of interest on advances to a third parties	(6,468)	—	—	—
Settlement of advances to a third party	(23,687)	—	—	—
Fair value remeasurement	91	—	(505)	—
Balance at December 31, 2021	16,616	1,148	531	3,004
Acquisition	—	1,000	—	—
Settlement	—	—	—	(2,012)
Merchant residuals received, net of interest on advances to a third parties	(1,495)	—	—	—
Settlement of advances to a third party	(12,967)	—	—	—
Fair value remeasurement	—	—	(531)	(992)
Balance at December 31 2022	2,154	2,148	—	—